Other Income	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Other Income

Note 10: Other Income

The Company has included the following table regarding the Company’s other income for 2018 and 2017. All of the Company’s revenue from contracts with customers in the scope of ASC 606 is recognized within Non-Interest Income. The following table presents the Company’s sources of Non-Interest Income for the twelve months ended December 31, 2018 and 2017. Items outside the scope of ASC 606 are noted as such.

	For the year ended	For the year ended
	December 31, 2018	December 31, 2017
(In thousands)
Service fees
Deposit related fees	66	75
Insufficient funds fee	83	89
Total service fees	149	164
Fee income
Securities commission income	43	63
Insurance commission income	88	111
Total insurance and securities commission income	131	174
Card income
Debit card interchange fee income	146	135
ATM fees	31	30
Total card income	177	165
Mortgage fee income and realized gain on sales of loans*
Residential mortgage loan origination fees	324	480
Commercial loan fees	88	51
Loan servicing income	331	314
Realized gain on sales of residential mortgage loans	1,390	2,146
Realized gain on sale of SBA loan	47	-
Total mortgage fee income and realized gain on sales of loans	2,180	2,991
Bank owned life insurance	61	62
Other miscellaneous income	19	20
Total non-interest income	$2,717	$3,576

*Outside scope of ASC 606

The Company recognizes revenue as it is earned and noted no impact to its revenue recognition policies as a result of the adoption of ASU 2014-09 on January 1, 2018. The following is a discussion of key revenues within the scope of the new revenue guidance:

•	Service fees – Revenue from fees on deposit accounts is earned through the presentation of an individual item for processing for insufficient funds fees or customer initiated activities or passage of time for deposit related fees.
•	Fee income – Fee income is earned through commissions on insurance and securities sales and earned at a point in time.
•	Card income – Card income consists of interchange fees from consumer debit card networks and other card related services. Interchange rates are set by the card networks. Interchange fees are based on purchase volumes and other factors and are recognized as transactions occur.
•	Mortgage fee income and realized gain on sales of loans – Revenue from mortgage fee income and realized gain on sales of loans is earned through the origination of residential and commercial mortgage loans and the sales of one-to-four family residential mortgage loans and government guaranteed portions of SBA loans and is recognized as transactions occur.